UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (16,211,639)	¥ (111,788,974)	¥ 238,121,784
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	10,454	72,086	116,515
Amortization of operating lease right-of-use assets	119,586	824,619	677,060
(Reversal) Allowance for credit losses	9,139	63,019	(584,713)
Reversal for inventory reserve	(30,017)	(206,984)
(Gain) loss from short-term investments	19,443,722	134,076,129	(214,330,795)
Loss on disposal of property, plant and equipment	1,038	7,157
Change in operating assets and liabilities:
Notes receivable	(22,894)	(157,870)
Accounts receivable	697,635	4,810,613	(2,181,351)
Prepayment and other current assets	(161,146)	(1,111,197)	2,332,180
Inventories	46,518	320,768	174,296
Accounts payable	(514,298)	(3,546,392)	257,252
Operating lease liabilities	(126,709)	(873,735)	(697,470)
Contract liabilities	(185,427)	(1,278,633)	(2,379,853)
Other payables and accrued liabilities	182,896	1,261,179	1,595,296
Taxes payable	24,588	169,550	(32,516)
Net cash (used in) provided by operating activities	3,283,446	22,641,335	23,067,685
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(12,865)	(88,710)	(29,694)
Proceeds from disposal of property, plant and equipment	25,509	175,900
Purchases of short-term investments	(1,060,000,000)	(7,309,336,000)	(522,577,800)
Redemption of short-term investments	902,988,448	6,226,647,145	143,172,000
Proceeds from sales and redemption of short-term investments	1,508,364	10,401,074
Net cash used in investing activities	(155,490,544)	(1,072,200,591)	(379,435,494)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from convertible bonds			1,106,433,216
Repayments of bank loans			(2,490,000)
Proceeds from bank loans	145,020	1,000,000	650,000
Net cash provided by financing activities	145,020	1,000,000	1,104,593,216
Effect of exchange rate on cash and cash equivalents	220,598	(42,764,824)	(3,387,011)
Change in cash and cash equivalents	(151,841,480)	(1,091,324,080)	744,838,396
Cash and cash equivalents, at beginning of period	262,262,245	1,843,388,870	851,470,436
Cash and cash equivalents, at end of period	110,420,765	752,064,790	1,596,308,832
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	710	4,898	10,692
Cash paid for interest	3,825	26,373	68,504
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible bonds exercise the right of conversion			¥ (1,053,745,920)